Shareholders' Equity - Additional Information (Detail) - $ / shares	7 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Dec. 21, 2020	Oct. 09, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Preferred stock, shares authorized	0	100,000,000
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized (in shares)	210,956,516	1,000,000,000			14,063,768
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	33,327,294	161,449,205			7,902,406
Common stock, shares outstanding (in shares)	33,327,294	161,449,205			7,902,406
Temporary equity shares outstanding	88,434,754	0			4,384,348
Triggering Share Price One [Member]
Class of Stock [Line Items]
Share price	$ 18.00
Colonnade Acquisition Corp.
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000
Preferred stock par or stated value per share	$ 0.0001
Preferred stock shares issued	0
Preferred stock, shares outstanding	0
Common stock, shares outstanding (in shares)	5,000,000
Warrants or rights term	5 years
Share price				$ 12.00
Colonnade Acquisition Corp. | Triggering Share Price One [Member]
Class of Stock [Line Items]
Warrants redemption price	$ 0.01
Share price	$ 18.00
Event Triggering Warrant Price Adjustment [Member] | Percentage Of The Market Value [Member]
Class of Stock [Line Items]
Exercise price of warrants percentage	115.00%
Event Triggering Warrant Price Adjustment [Member] | Percentage of the Newly Issued Price [Member]
Class of Stock [Line Items]
Exercise price of warrants percentage	115.00%
Event Triggering Warrant Price Adjustment [Member] | Percentage of the Newly Issued Price [Member]
Class of Stock [Line Items]
Redemption trigger share price percentage	180.00%
Event Triggering Warrant Price Adjustment [Member] | Percentage Of The Market Value [Member]
Class of Stock [Line Items]
Redemption trigger share price percentage	180.00%
Class B Ordinary Shares [Member] | Colonnade Acquisition Corp.
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	20,000,000
Common stock, par value (in dollars per share)	$ 0.0001
Common stock shares description of voting rights	1
Common stock, shares issued (in shares)	5,000,000
Common stock, shares outstanding (in shares)	5,000,000
Class A Ordinary Shares [Member] | Colonnade Acquisition Corp.
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	200,000,000
Common stock, par value (in dollars per share)	$ 0.0001
Common stock shares description of voting rights	One vote
Common stock, shares issued (in shares)	7,194,829
Common stock, shares outstanding (in shares)	7,194,829
Temporary equity shares outstanding	12,805,171
Class A Ordinary Shares [Member] | Colonnade Acquisition Corp. | Founder Shares [Member]
Class of Stock [Line Items]
Percentage of common stock outstanding	20.00%
Class A Ordinary Shares [Member] | Event Triggering Warrant Price Adjustment [Member]
Class of Stock [Line Items]
Volume weighted average trading price of ordinary shares	$ 9.20
Class A Ordinary Shares [Member] | Event Triggering Warrant Price Adjustment [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Sale of stock issue price per share	$ 9.20
Percentage of the total gross proceeds from equity issuances for business combination	60.00%